Income Taxes (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current tax expense
Federal			883	(73,661)
State			87	(6,209)
Total	$ 700	$ 150	970	(79,870)
Four Cubed Management Llc [Member]
Income Tax Disclosure [Abstract]
Total		$ (50,351)	(63,872)	(120,006)
Deferred tax asset
Accrued liabilities	5,500		5,500	25,500
Deferred tax asset	$ 5,500		$ 5,500	$ 25,500